Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 3,228,732	$ 1,815,927
Bad debt provision	8,001,921	1,572,175
Foreign exchange translation	(106,285)	(159,370)
Ending balance	$ 11,124,368	$ 3,228,732